COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Jazz [Member]
Lease [Line Items]
Rent expenses	$ 2,600	$ 2,400	$ 2,400
TPSCo [Member]
Lease [Line Items]
Lease term	5 years